Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Advances to suppliers of equipment	$ 62,435	$ 71,140
Interest expenses	969,813	892,815
Capitalized interest	227,771	240,150
Depreciation charge	393,693	382,698	341,888
Mining plant and equipment, net	307,215	354,045
Capitalized costs related to the Elga project	2,515,707	2,500,102
Loss resulting from write-off of equipment	17,829	10,048	10,635
Impairment of long-lived assets	0	238,144
Mining Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment	16,933	7,289
Steel Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment	896	2,163
Ferroalloy Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment		590
Energy Segment [Member]
Property, Plant and Equipment [Line Items]
Loss resulting from write-off of equipment		6
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Mining plant and equipment, net	$ 152,075	$ 181,838